Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	2025	2024
Goodwill	$12,635	$12,536
Core deposit benefits	1,319	1,702
Mortgage servicing rights	3,159	3,369
Other identified intangibles	426	476
Total	$17,539	$18,083

Aggregate Amortization Expense
Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
Core deposit benefits	$383	$432	$481
Other identified intangibles	115	137	155
Total	$498	$569	$636

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2026	$435
2027	366
2028	302
2029	235
2030	172

Changes in Carrying Value of Goodwill
The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2025, 2024 and 2023:

(Dollars in Millions)	Wealth, Corporate, Commercial and Institutional Banking	Consumer and Business Banking	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2022	$4,589	$4,465	$3,319	$—	$12,373
Goodwill acquired	235	(139)	—	—	96
Foreign exchange translation and other	1	—	19	—	20
Balance at December 31, 2023	$4,825	$4,326	$3,338	$—	$12,489
Goodwill acquired	—	—	80	—	80
Foreign exchange translation and other	(2)	—	(31)	—	(33)
Balance at December 31, 2024	$4,823	$4,326	$3,387	$—	$12,536
Goodwill acquired	—	—	46	—	46
Foreign exchange translation and other	3	—	50	—	53
Balance at December 31, 2025	$4,826	$4,326	$3,483	$—	$12,635